SCHEDULE OF OTHER INCOME NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Site management income		$ 39,184
Sublease income		143,590
Sale of scrap material	182,397	411,636
Government grants		18,462
Parking fines	(69,051)	(51,538)
Other income	3,051	26,797
Total other income, net	$ 116,397	$ 588,131	$ 201,246